Organization and Business Background	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Organization and Business Background

NOTE – 1	ORGANIZATION AND BUSINESS BACKGROUND

Verity Farms, LLC (the “Company”) was incorporated under the laws of the State of South Dakota on June 11, 2003 in the name of Double V Holdings LLC, which changed its name to Verity Farms, LLC on July 28, 2004. On November 28, 2007 and January 7, 2008, the Company formed two limited liability companies in name of Verity Meats LLC (“Verity Meats) and Verity Grains LLC (“Verity Grains”), respectively, to operate different sections of the business. The Company is the sole member of Verity Meats and Verity Grains. On March 14, 2012, the Company formed a limited liability company in name of Verity Water LLC (“Verity Water”) to continue the operations of Ultimate Water Distribution LLC and Ultimate Water Manufacturing LLC, both of which were dissolved in March of 2012. The Company is the sole member of Verity Water.

Verity Farms, LLC, Verity Meats LLC, Verity Grains LLC and Verity Water LLC are hereinafter referred to as (the “Company”).

The Company is dedicated to providing consumers with safe, high quality and nutritious food sources through sustainable crop and livestock production. The Company has built the foundation for expansion that is diversified into three distinct, yet inter linked, divisions operating six business units. The three divisions: Soil Preservation, Verity Water Systems and Consumer Products. Soil Preservation consists of Verity Farms and Verity Turf; Verity Water Systems comprises its own division; and, Consumer Products will consist of Verity Meats, Verity Produce and Verity Grains. The common goal within each business unit of Company is to decrease chemical dependency, diminish the need for genetic modification, preserve the family farm, and ultimately, provide a nutritious, high-quality food source to consumers.

Verity Farms

Since the 1970’s, farmers associated with the Company and its subsidiaries and predecessors have dedicated their farming practices to healthy soil and crop production based upon natural practices and limited chemical usage. Since June 2011, substantial resources of people and facilities have been applied to build the organizational model to expand those efforts into an effective and efficient growth of natural healthy food products.

Verity Turf

The Company has developed an environmentally friendly Organic Materials Review Institute (“ORMI”) approved fertilizer to provide a natural, weed-free lawn that is safe to use and good for the environment. This product is people and pet friendly. It nurtures one’s grass by enhancing the natural biology of your soil.

Verity Water Systems

Verity Water Systems units are maintenance-free products designed to be used directly in water lines to both revitalize the water at the molecular level and to increase the water’s energy-carrying capability. Different models are designed according to the water capacity needed either for personal or commercial usage.   Some of the potential benefits of Verity Water Systems as represented by the Company include:  healthier livestock and poultry through improved hydration, oxygenation and energy; plants require less water; increase in nutrient content of seed crops and produce; plants withstand extremes in hot and freezing temperatures better; significantly increased bio-availability of nutrients; longer shelf life of agricultural produce and cut flowers; decreased seed germination time; greatly improved aerobic bacterial activity; eliminates mineral deposits like calcium, iron & aragonite; reduced bio-availability of pollutants and toxins; and increased life span of water valves, pipes, hot water heaters, swamp-coolers and humidifiers.

Verity Meats

Verity Meats has on a limited basis and intends to expand the offer of all -natural meat products born and raised with pride by American Family Farmers. Working with only a core group of dedicated livestock producers throughout South Dakota, Minnesota and Iowa, The Company was able to tailor production protocols directly to end-product needs. By knowing the importance of using quality inputs for quality results, its producers follow a program that utilizes the best of animal nutrition, health, technology, and economics along with many years of practical knowledge and scientific principles. Verity Family Farmers follow defined protocols for the production of their grain and livestock. The protocols require proper preparation of the ground. Following up to three years of conditioning and cleansing of the soil, the soil is tested and must be free of more than 250 chemical residues. The grain used to feed the livestock must pass the same test before qualifying as feed for Verity livestock. The result is the highest quality meats available, according to management, – raised for Verity Farms customer’s total eating enjoyment and health.

Verity Grains

Verity Grain comes from the harvest of Verity Farms Crops. These grains originate from only non-GMO seeds which are raised on soil which has tested below detectable limits for 250 known carcinogens and chemicals residues (test performed by independent labs using FDA and EPA test methods/guidelines). Following harvest, these grains are again tested for the 250 know carcinogens and chemical residues. Those grains which test free from those carcinogens and chemicals are then Verity Farms certified to be fed to livestock and sold for consumption.

Verity Produce

Verity Produce is the newest, and could become one of the most crucial components of the Company.  Verity Produce consists of fruits and vegetables which are raised for human consumption. Verity Produce has been patterned after the Verity Farms crop production program, utilizing the same concept of creating a healthy, balanced soil. This creates an optimum environment for plants to grow and flourish.